Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of the Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of the Year)
Schedule H, Part IV, Line 4i
Schedule of Assets (Held at the End of the Year)
E.I.N. 74-1365936
Plan Number 001

	Identity of Issuer	Description of Investment	Cost	Current Value
*	Globe Life Inc.	$1 par value of common stock	**	$68,851

		Mutual Funds:
	American Funds	American Funds 2010 Trgt Date Retire R6	**	1,292
	American Funds	American Funds 2015 Trgt Date Retire R6	**	162,140
	American Funds	American Funds 2020 Trgt Date Retire R6	**	1,449,073
	American Funds	American Funds 2025 Trgt Date Retire R6	**	614,292
	American Funds	American Funds 2030 Trgt Date Retire R6	**	1,004,184
	American Funds	American Funds 2035 Trgt Date Retire R6	**	1,089,270
	American Funds	American Funds 2040 Trgt Date Retire R6	**	2,709,585
	American Funds	American Funds 2045 Trgt Date Retire R6	**	1,631,723
	American Funds	American Funds 2050 Trgt Date Retire R6	**	1,623,874
	American Funds	American Funds 2055 Trgt Date Retire R6	**	480,470
	American Funds	American Funds 2060 Trgt Date Retire R6	**	264,505
	American Funds	American Funds 2065 Trgt Date Retire R6		16,062
	American Funds	American Funds New World R6	**	206,475
	American Funds	American Funds Income Fund of America R6	**	948,049
	Hartford Funds	Hartford International Opportunities R6	**	172,949
	Dimensional Fund Advisors	Vanguard Developed Markets Index ADMIRALVTMGX	**	982,320
	Vanguard	Vanguard Emerging Markets Stock IDX ADM	**	331,481
	Black Rock	Blackrock Health Sciences Opps K	**	13,296
	T. Rowe Price	T. Rowe Price Science & Tech I	**	214,977
	AllianceBernstein	AB Small Cap Growth Z	**	28,050
	DFA	DFA US Targeted Value I	**	110,890
	Vanguard	Vanguard Small Cap Index ADM	**	529,863
	T. Rowe Price	T. Rowe Price Diversified Mid Cap GR I	**	266,813
	Vanguard	Vanguard Mid Cap Index ADM	**	415,893
	Vanguard	Vanguard Selected Value INV	**	32,481
	Diamond Hill Funds	Diamond Hill Large Cap Y	**	437,676
	T. Rowe Price	T. Rowe Price Blue Chip Growth I	**	2,081,013
	Vanguard	Vanguard 500 Index Admiral	**	3,045,576
	Metropolitan West Funds	Metropolitan West Total Return Bond PLANMWTSX	**	523,197
	PGIM	PGIM High Yield R6	**	300,717
	Vanguard	Vanguard Total Bond Market Index ADM	**	725,959
				22,414,145
		Short-Term Investments:
*	Fidelity	Fidelity STIF	**	61,634
*	Fidelity	FIMM Government CL I	**	177,133
				238,767
		Insurance Company General Account Fund:
	Empower Annuity Insurance Company of America	Empower Investments Fixed Account - Series Class V	**	2,064,935
				24,786,698
		Notes Receivable from Participants:
*	Participant Loans	Interest rates of 4.25% to 9.50%, maturing through November 2030	$—	435,961
				$25,222,659
*	Indicates a party-in-interest to the Plan
**	Cost is omitted when reporting investments that are participant directed